Lease (Details) - Schedule of Operating Lease - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Operating Lease [Abstract]
Right-of-use assets	$ 737,865	$ 645,090
Operating lease liabilities, current portion	268,265	555,869
Operating lease liabilities, non-current portion	449,908
Total operating lease liabilities	$ 718,173	$ 555,869
Weighted average remaining lease term	2 years 5 months 12 days	8 months 1 day
Weighted average discount rate	12.00%	7.46%